Long-Term Debt And Loans Payable	12 Months Ended
Dec. 31, 2013
Long-Term Debt And Loans Payable [Abstract]
Long-Term Debt And Loans Payable

Note 10 – Long-term Debt and Loans Payable

Long-term Debt – The consolidated statements of capitalization provide a summary of long-term debt as of December 31, 2013 and 2012.  The supplemental indentures with respect to specific issues of the First Mortgage Bonds restrict the ability of Aqua Pennsylvania and other operating subsidiaries of the Company to declare dividends, in cash or property, or repurchase or otherwise acquire the stock of these companies.  Loan agreements for Aqua Pennsylvania and other operating subsidiaries of the Company contain restrictions on minimum net assets.  As of December 31, 2013, restrictions on the net assets of the Company were $1,102,879 of the total $1,535,043 in net assets.  Included in this amount were restrictions on Aqua Pennsylvania’s net assets of $818,514 of their total net assets of $1,168,863.    As of December 31, 2013, approximately $864,000 of Aqua Pennsylvania’s retained earnings of approximately $884,000 and approximately $79,000 of the retained earnings of approximately $127,000 of other subsidiaries were free of these restrictions.  Some supplemental indentures also prohibit Aqua Pennsylvania and some other subsidiaries of the Company from making loans to, or purchasing the stock of, the Company.

Sinking fund payments are required by the terms of specific issues of long-term debt.  Excluding amounts due under the Company’s revolving credit agreement, the future sinking fund payments and debt maturities of the Company’s long-term debt are as follows:

Interest Rate Range	2014	2015	2016	2017	2018	Thereafter

0.00% to 0.99%	$194	$437	$437	$437	$437	$3,093
1.00% to 1.99%	2,322	2,249	2,128	1,994	2,026	17,896
2.00% to 2.99%	1,030	1,056	1,083	1,112	1,143	9,479
3.00% to 3.99%	2,469	2,553	2,649	2,736	2,827	204,131
4.00% to 4.99%	27,260	272	11,087	11,096	11,111	557,871
5.00% to 5.99%	51,673	38,614	16,887	25,069	10,720	373,531
6.00% to 6.99%	-	12,000	-	8,923	13,000	31,000
7.00% to 7.99%	345	409	442	479	518	32,863
8.00% to 8.99%	295	405	437	473	512	17,161
9.00% to 9.99%	700	700	700	700	5,700	20,000
10.00% to 10.99%	-	-	-	-	6,000	-
Total	$86,288	$58,695	$35,850	$53,019	$53,994	$1,267,025

In October 2013, the Company’s operating subsidiary, Aqua Pennsylvania, Inc., issued $75,000 of first mortgage bonds, of which $25,000 is due in 2031,  $25,000 in 2045, and $25,000 in 2046 with interest rates of 3.94%,  4.61%, and 4.62%, respectively.  The proceeds from these bonds were used to repay existing indebtedness and for general corporate purposes.

In May 2013, the Company’s operating subsidiary, Aqua Ohio, Inc., issued $85,000 of first mortgage bonds, of which $35,000 is due in 2033,  $30,000 is 2044, and $20,000 in 2048 with interest rates of 3.75%,  4.18%, and 4.43%, respectively.  The proceeds from these bonds were used to repay existing indebtedness and for general corporate purposes.

In November 2012, Aqua Pennsylvania issued $80,000 of first mortgage bonds, secured by a supplement to its first mortgage indenture, of which $40,000 is due in 2041, $20,000 is due in 2042, and $20,000 is due in 2047 with interest rates of 3.79%, 3.80%, and 3.85% respectively.  The proceeds were used to refinance higher coupon first mortgage bonds and pay down our revolving credit facility.

In June 2012, the Company issued $50,000 of senior unsecured notes due in 2027 with an interest rate of 3.57%.  The proceeds were used to fund the Company’s capital expenditures.

As of December 31, 2013, the trustee for one issue held $47 pending construction of the projects to be financed with the issue of bonds in 2012 which is reported in the consolidated balance sheet as funds restricted for construction activity.

The weighted average cost of long-term debt at December 31, 2013 and 2012 was 5.00% and 4.81%, respectively.  The weighted average cost of fixed rate long-term debt at December 31, 2013 and 2012 was 5.00% and 5.06%, respectively.

In March 2012, the Company entered into a five-year $150,000 unsecured revolving credit facility with three banks that expires in  March 2017.  Included within this facility is a $15,000 sublimit for daily demand loans.  Funds borrowed under this facility are classified as long-term debt and are used to provide working capital.  The Company’s $150,000 unsecured revolving credit facility replaced the Company’s prior $95,000 unsecured revolving credit facility, which expired  in  May 2012.  As of December 31, 2013, the Company has the following sublimits and available capacity under the credit facility:  $50,000 letter of credit sublimit, $25,572 of letters of credit available capacity, $0  borrowed under the swing-line commitment, and $0  of funds borrowed under the agreement.  Interest under this facility is based at the Company’s option, on the prime rate, an adjusted Euro-Rate, an adjusted federal funds rate or at rates offered by the banks.  A facility fee is charged on the total commitment amount of the agreement.  Under this facility the average cost of borrowings was 0.83% and 0.85%, and the average borrowing was $26,954 and $68,609, during 2013 and 2012, respectively.

The Company is obligated to comply with covenants under some of its loan and debt agreements.  These covenants contain a number of restrictive financial covenants, which among other things limit, subject to specific exceptions, the Company’s ratio of consolidated total indebtedness to consolidated total capitalization, and require a minimum level of earnings coverage over interest expense.  During 2013, the Company was in compliance with its debt covenants under its credit facilities.  Failure to comply with the Company’s debt covenants could result in an event of default, which could result in the Company being required to repay or finance its borrowings before their due date, possibly limiting the Company’s future borrowings, and increasing its borrowing costs.

Loans Payable – In November 2013, Aqua Pennsylvania renewed its $100,000 364-day unsecured revolving credit facility with four banks.  The funds borrowed under this agreement are classified as loans payable and used to provide working capital.  As of December 31, 2013 and 2012, funds borrowed under the agreement were $30,000 and $70,902, respectively.  Interest under this facility is based, at the borrower’s option, on the prime rate, an adjusted federal funds rate, an adjusted London Interbank Offered Rate corresponding to the interest period selected, an adjusted Euro-Rate corresponding to the interest period selected or at rates offered by the banks.  This agreement restricts short-term borrowings of Aqua Pennsylvania.  A commitment fee of 0.075% is charged on the total commitment amount of Aqua Pennsylvania’s revolving credit agreement.  The average cost of borrowing under the facility was 0.89% and 0.94%, and the average borrowing was $75,621 and $78,525, during 2013 and 2012, respectively. The maximum amount outstanding at the end of any one month was $96,103 and $89,973 in 2013 and 2012, respectively.

At December 31, 2013 and 2012, the Company had other combined short-term lines of credit of $60,500.  Funds borrowed under these lines are classified as loans payable and are used to provide working capital.  As of December 31, 2013 and 2012, funds borrowed under the short-term lines of credit were $6,740 and $9,481, respectively.  The average borrowing under the lines was $11,531 and $15,583 during 2013 and 2012, respectively.  The maximum amount outstanding at the end of any one month was $17,081 and $22,941 in 2013 and 2012, respectively.  Interest under the lines is based at the Company’s option, depending on the line, on the prime rate, an adjusted Euro-Rate, an adjusted federal funds rate or at rates offered by the banks.  The average cost of borrowings under all lines during 2013 and 2012 was 1.67% and 1.83%, respectively.

Interest Income – Interest income of $438, $372, and $757was netted against interest expense on the consolidated statement of net income for the years ended December 31, 2013, 2012, and 2011, respectively.  The total interest cost was $77,754, $78,129, and $78,561 in 2013, 2012, and 2011, including amounts capitalized of $2,274, $4,142, and $7,150, respectively.